Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,966,269,311.90
Previously Paid Amount	0.00
Total Fee Amount	345,065.43
Total Offset Amount	0.00
Net Fee	345,065.43
Narrative - Max Aggregate Offering Price	$ 3,966,269,311.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true